UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2022
Protective Executive Benefits Registered VUL NY A Flexible Premium Variable Universal Life Insurance Policy	Issued by Protective Life and Annuity Insurance Company Administrative Office: 2801 Highway 280 South Birmingham, Alabama 35223
This Updating Summary Prospectus summarizes key features of Protective Executive Benefits Registered VUL NY, a flexible premium variable universal life insurance policy (“Policy”). You should read this Updating Summary Prospectus carefully, particularly the section titled Important Information You Should Consider About the Policy.
The Prospectus for the Protective Executive Benefits Registered VUL NY contains more information about the Policy, including its features, benefits, and risks. You can find the Prospectus and other information about the Policy online at www.protective.com/productprospectus. You can also obtain this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
Additional general information about certain investment products, including variable life insurance, has been prepared by the U.S. Securities and Exchange Commission’s (“SEC”) staff and is available at Investor.gov.
C000229537

APPENDIX A — FUNDS AVAILABLE UNDER YOUR POLICY	A-1

SPECIAL TERMS
“We”, “us”, “our”, “Protective Life”, and “Company”  Refer to Protective Life and Annuity Insurance Company. “You”, “your” and “Owner” refer to the person(s) who have been issued a Policy.
Attained Age The Insured’s age as of the nearest birthday on the Policy Effective Date, plus the number of complete Policy Years since the Policy Effective Date.
Base Policy Face Amount The amount of life insurance coverage identified as the Base Policy Face Amount on the Policy Schedule.
Beneficiary The person, persons or entity whom the Owner designates to receive the proceeds of the Policy upon the death of the Insured. The Owner may designate a primary Beneficiary or Beneficiaries, as well as a contingent Beneficiary or Beneficiaries to receive the proceeds if there is no primary Beneficiary(ies) living at the time of the Insured’s death. A Beneficiary may also be designated as irrevocable which may limit the Owner’s ability to alter that designation or make future Policy changes.
Cancellation Period Period described in the “Cancellation Period” provision during which the Owner may exercise the cancellation privilege and return the Policy for a refund. The Cancellation Period is referred to as the “Right to Cancel” or “Free-Look Period” in the Policy.
Cash Surrender Value Calculated on the effective date of the surrender is equal to (a) Cash Value; less (b) Policy Debt.
Cash Value Policy Value plus any applicable Return of Expense Charge Benefit.
Death Benefit The amount of insurance provided under the Policy used to determine the Death Benefit Proceeds.
Death Benefit Option One of two options that an Owner may select for the computation of Death Benefit Proceeds, Total Face Amount (Option 1, Level), or Total Face Amount Plus Policy Value (Option 2, Increasing).
Death Benefit Proceeds The amount payable to the Beneficiary if the Insured dies while the Policy is in force. It is equal to the Death Benefit plus any Death Benefit under any rider or endorsement to the Policy less (1) any Policy Debt and (2) less any unpaid Monthly Deductions if the Insured dies during a grace period.
Due Proof of Death Receipt at our Home Office of a certified death certificate or judicial order from a court of competent jurisdiction or similar tribunal.
Evidence of Insurability Information about an Insured which is used to approve or reinstate this Policy or any additional benefit.
Fixed Account Part of Protective Life’s General Account to or from which Policy Value may be transferred and into which Net Premiums may be allocated under a Policy.
Fixed Account Value The Policy Value in the Fixed Account.
Fund An underlying mutual fund in which a Sub-Account invests. Each Fund is an investment company registered with the SEC or a separate investment series of a registered investment company.
General Account All of the Company’s assets other than those allocated to the Variable Account or any other separate account. The Company has complete ownership and control of the assets in the General Account.
Good Order (“Good Order”) A Request or transaction generally is considered in “Good Order” if we receive it at our Home Office within the time limits, if any, we prescribe for a particular transaction or instruction, it includes all information necessary for us to execute the requested instruction or transaction, and is signed by the individual or individuals authorized to provide the instruction or engage in the transaction. A Request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation we require to affect the instruction or transaction. This information and documentation generally includes, to the extent applicable: the completed application or instruction form; Evidence of Insurability; your Policy number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funds affected by the requested transaction; the signatures of the Policy Owner (exactly as indicated on the Policy), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any consents. With respect to premium payments, Good Order also generally includes receipt by one of us of sufficient funds to affect the purchase. We may, in our sole discretion, determine whether any particular transaction Request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have questions, you should contact us or your financial professional before submitting the form or Request.
Home Office 2801 Highway 280 South, Birmingham, Alabama 35223. The mailing address for the Home Office is P.O. Box 292 Birmingham, AL 35201-0292. The Home Office is referred to as the “Administrative Office” in the Policy.
Insured The person whose life is covered by the Policy.
Issue Age The Insured’s age as of the nearest birthday on the Policy Effective Date.
Issue Date The date the Policy is issued.
Lapse Termination of the Policy at the expiration of the grace period while the Insured is still living.
Loan Account An account within Protective Life’s General Account to which Fixed Account Value and/or Variable Account Value plus interest credited on the portion of the Policy Value being used as collateral for the outstanding Policy loans is transferred as collateral for Policy loans.
Loan Account Value The Policy Value in the Loan Account.
Loan Interest Credit Spread An amount deducted from the loan interest rate to cover the costs the Company incurs by providing the loaned cash value. The maximum Loan Interest Credit Spread is 1.5% and is shown on the Policy Schedule and in the table of Periodic Charges Other Than Fund Operating Expenses.
Money Market Sub-Account A Fund which seeks a high level of current income as is consistent with the preservation of capital and liquidity and investing in short term, high quality, liquid debt and monetary instruments.
Monthly Anniversary Day The same day in each month as the Policy Effective Date.
Monthly Deduction The fees and charges deducted monthly from the Fixed Account Value and/or Variable Account Value as described on the Policy Schedule.
Net Amount at Risk The Net Amount at Risk as of any Monthly Anniversary Day is equal to: (a) the Death Benefit discounted at one plus the monthly guaranteed interest rate minus the Policy Value (prior to deducting the Cost of Insurance), if the Death Benefit Option is Death Benefit Option1 (Level Death Benefit); or, (b) the Death Benefit minus the Policy Value discounted at one plus the monthly guaranteed interest rate, if the Death Benefit Option is Death Benefit Option 2(Coverage Plus).
Net Premium A premium payment minus the applicable premium expense charges.
Owner The person, or persons, or entity entitled to all rights in this Policy while the Insured is living including designation as a Beneficiary. These rights are subject to any assignment and to the rights of any Irrevocable Beneficiary. The Owner may name a contingent Owner who will own this Policy if the Owner dies while this Policy is in force. If the Owner dies before the Insured, any contingent Owner named in the application, or subsequent endorsement, will become the new Owner. If no contingent Owner is named, the Owner’s estate becomes the new Owner. The Owner may change the Owner (including a contingent Owner) by Written Notice.
Policy Anniversary The same day and month in each Policy Year as the Policy Effective Date.
Policy Debt The sum of all outstanding policy loans plus accrued interest.
Policy Effective Date The date shown in the Policy as of which coverage under the Policy begins.
Policy Month The Policy Month begins on a Monthly Anniversary Day and ends on the day prior to the next Monthly Anniversary Day.
Policy Value The sum of the Variable Account Value, the Fixed Account Value, and the Loan Account Value.
Policy Year Each period of twelve months commencing with the Policy Effective Date and each Policy Anniversary thereafter.
Return of Expense Charge Benefit Where applicable, the Company will calculate and return a percentage of the expense charge. The Return of Expense Charge Benefit calculation is based on a percentage of the Policy Value, and is only payable upon a complete surrender of the Policy. Refer to the “Return of Expense Charge Benefit” provision in the Policy for the percentage and duration of the Return of Expense Charge Benefit and any limitations and requirements.

Request Any written, telephoned, electronic or computerized instruction in a form satisfactory to the Company and received at the Home or Administrative Office from the Owner or an assignee of record, as specified in a form acceptable to the Company and which may be required in writing, or the Beneficiary (as applicable) as required by any provision of the Policy or as required by the Company. In addition, subject to the Company’s administrative requirements as they may exist from time to time and to any requirements that may be imposed by the Funds or other investments, the Company reserves the right to require advance Written Notice from the Owner.
Sub-Account A separate division of the Variable Account established to invest in a particular Fund.
Sub-Account Value The sum of the values of the Sub-Accounts credited to the Owner as Policy Value.
Total Face Amount Total Face Amount is the sum of the Base Policy Face Amount (life insurance coverage) as shown on the Policy Schedule plus any endorsements or riders attached to the Policy that provided additional life insurance coverage on the Insured, if applicable, as shown on the Policy Schedule. If no additional endorsement or riders attach to the Policy, then the Total Face Amount and Base Policy Face Amount will be the same. The minimum Total Face Amount permitted under the Policy is $100,000.
Valuation Date The date on which the net asset value of each Fund is determined. A Valuation Date is each day that the NYSE is open for regular business. The value of a Sub-Account’s assets is determined at the end of each Valuation Date. To determine the value of an asset on a day that is not a Valuation Date, the value of that asset as of the end of the previous Valuation Date will be used.
Valuation Period The period commencing with the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of regular trading on the New York Stock Exchange on the next succeeding Valuation Date.
Variable Account One of the accounts into which premiums may be paid under this Policy, net of Policy fees and charges described herein. The account, named the Protective NY COLI VUL separate account, is a segregated investment account established and maintained by the Company pursuant to Alabama Code § 27-38-1 and other applicable laws and regulations, including those of New York and Alabama. The Company owns the assets in the Variable Account. The investments held in the Variable Account provide variable life insurance benefits under this Policy. This account is kept separate from the General Account and other separate accounts the Company may have. The Variable Account is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. Protective NY COLI VUL separate account, a separate investment account of Protective Life to and from which Policy Value may be transferred and into which Net Premiums may be allocated.
Variable Account Value The sum of all Sub-Account Values.
Written Notice A notice or Request submitted in writing in a form satisfactory to Protective Life and received at the Home Office via U.S. postal service or nationally recognized overnight delivery service. Protective Life reserves the right to require advance Written Notice from the Owner for (i) premium allocations; (ii) Policy loans and loan repayments; and (iii) surrenders, partial withdrawals, or transfers.

UPDATED INFORMATION ABOUT YOUR POLICY
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Policy.
The Great-West Large Cap Value Fund is closed to new Policies. Policies that currently hold the Fund may continue to allocate to that Fund.
Invesco V.I International Growth changed its name to the Invesco V.I. EQV International Equity.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE PROTECTIVE EXECUTIVE BENEFITS REGISTERED VUL NY POLICY
FEES AND EXPENSES
Charges for Early Withdrawals
There is no surrender charge associated with your Policy. A partial withdrawal fee of $25 will be deducted from Policy Value for all partial withdrawals after the first made in the same Policy Year.
For additional information about charges for surrenders and early withdrawals, see “FEE TABLES” and “CHARGES AND DEDUCTIONS” in the Prospectus.

Transaction Charges
You will also be charged for other transactions, including Premium Expense Charge (consisting of the Sales Load and Premium Tax) and Transfer Fees.
For additional information about transaction charges, see “FEE TABLES — TRANSACTION FEES” in the Prospectus.

Ongoing Fees and Expenses (annual charges)
In addition to transaction charges, you are also subject to certain ongoing fees and expenses under the Policy, including fees and expenses covering the cost of insurance (“COI”) under the Policy and the cost of optional benefits available under the Policy. Such fees and expenses are set based on characteristics of the insured (e.g., age, sex, and rating classification). You should review the Policy specifications page of your Policy for rates applicable to the Policy. For additional information on ongoing fees and expenses, see “FEE TABLES” in this Prospectus and “ APPENDIX A - FUNDS AVAILABLE UNDER YOUR POLICY”, which is part of the Prospectus.
You will also bear expenses associated with the Funds available under the Policy, as shown in the following table:

Annual Fee	Minimum	Maximum
Investment Options (Portfolio fees and expenses)	0.10%	1.60%
RISKS
Risk of Loss	You can lose money by purchasing the Policy. For additional information about the risk of loss, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.
Not a Short-Term Investment
The Policy is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Before purchasing a Policy for a specialized purpose, you should consider whether the long-term nature of the Policy is consistent with the purpose for which it is being considered.
For additional information about the investment profile of the Policy, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” in the Prospectus.

Risks Associated with Investment Options
An investment in the Policy is subject to the risk of poor investment performance and can vary depending on the performance of the investment options, or Funds, available under the Policy. Each Fund (including any fixed account investment option) will have its own unique risks, and investors should review these investment options before making an investment decision.
For additional information about the risks associated with Investment Options, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, and “THE VARIABLE ACCOUNT AND FUNDS” in the Prospctus and “FUND APPENDIX — FUNDS AVAILABLE UNDER YOUR POLICY” which is part of this Updating Summary Prospectus.

Insurance Company Risks
An investment in the Policy is subject to the risks related to the Depositor, Protective Life, including that any obligations (including under any fixed account investment options), guarantees, or benefits are subject to the claims-paying ability of the Depositor. More information about the Depositor including its financial strength ratings is available upon request by calling toll-free 1-888-353-2654.
For additional information about Company risks, see “PRINCIPAL RISKS OF INVESTING IN THE POLICY” and “THE COMPANY AND THE FIXED ACCOUNT” in the Prospectus.

RISKS
Contract Lapse
Your Policy could terminate if the value of your Policy becomes too low to support the Policy’s monthly charges. Your Policy may also lapse due to insufficient Premium payments, withdrawals, unpaid loans or loan interest.
There is a cost associated with reinstating a lapsed Policy. Death benefits will not be paid if the Policy has lapsed.
For additional information about Company risks, see “LAPSE AND REINSTATEMENT”, “PRINCIPAL RISKS OF INVESTING IN THE POLICY”, “POLICY LOANS” and “PREMIUMS” in the Prospectus.

RESTRICTIONS
Investment Options
While you may transfer amounts in the Sub-Accounts (which invest in shares of a corresponding Fund) and the Fixed Accounts, certain restrictions and transfer fees apply with regard to the number and amount of such transfers. Transfers are also subject to the excessive trading and market timing policies described in the Prospectus.
We reserve the right to remove or substitute Funds as investment options.
For additional information about Investment Options, see “TRANSFERS” and “RESERVATION OF RIGHTS” in the Prospectus.

Optional Benefits
Optional benefits are subject to additional charges and are available only at the time your Policy is issued and may not be available for all Owners or Insureds.
For additional information about the optional benefits, see “OPTIONAL BENEFITS UNDER THE POLICY” in the Prospectus.

TAXES
Tax Implications
You should consult with a tax professional to determine the tax implications regarding the purchase, ownership, and use of a Policy (such as in connection with a plan involving covered employees). Withdrawals and surrenders may be subject to income tax and will be taxed at ordinary rates. In addition, withdrawals and surrenders may be subject to an additional tax depending on the circumstances. There is no additional tax benefit to the investor if the Policy is purchased through a tax-qualified plan. Purchases through individual retirement accounts (IRAs) are not permitted under the Internal Revenue Code.
For additional information about tax implications, see “TAX CONSIDERATIONS” in the Prospectus.

CONFLICTS OF INTEREST
Investment Professional Compensation
Some investment professionals have and may continue to receive compensation for selling the Policy to investors, which may include commissions, revenue sharing, compensation from affiliates and third parties. These investment professionals may have a financial incentive to offer or recommend the Policy over another investment.
For additional information about compensation, see “SALE OF THE POLICIES” in the Prospectus.

Exchanges
Some investment professionals may have a financial incentive to offer an investor a new policy in place of the one he or she already owns. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing Policy.
For additional information about exchanges, see “USE OF THE POLICY — Replacement of Life Insurance or Annuities” in the Prospectus.

APPENDIX A
FUNDS AVAILABLE UNDER YOUR POLICY
The following is a list of Funds available under the Policy. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus. You can also request this information at no cost by calling 1-800-265-1545 or by sending an email request to prospectus@protective.com.
The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
U.S. Equity	American Century VP Capital Appreciation I(1)	0.91%	11.16%	19.89%	15.64%
U.S. Equity	American Century VP Mid Cap Value I(1)	0.75%	23.20%	9.41%	12.82%
U.S. Equity	American Century VP Ultra® I(1)	0.79%	22.99%	26.83%	20.03%
U.S. Equity	American Century VP Value I(1)	0.73%	24.51%	9.55%	12.03%
International Equity	American Funds IS® Global Small Cap 2(1)	0.90%	6.74%	15.45%	12.51%
U.S. Equity	American Funds IS® Growth 2	0.60%	21.97%	25.43%	19.71%
U.S. Equity	American Funds IS® Growth-Income 2	0.54%	24.10%	16.39%	15.42%
International Equity	American Funds IS® International 2	0.79%	-1.49%	9.63%	8.13%
International Equity	American Funds IS® New World 2(1)	0.82%	4.92%	13.25%	8.67%
Sector Equity	Pioneer Real Estate Shares VCT I	1.35%	41.05%	9.97%	10.73%
Allocation	BlackRock 60/40 Target Allocation ETF VI I(1)	0.38%	11.99%	11.27%	—
Allocation	BlackRock Global Allocation V.I. I - BlackRock (Singapore) Limited(1)	0.75%	6.67%	9.95%	7.94%
Taxable Bond	BlackRock High Yield V.I. I - BlackRock International Limited(1)	0.57%	5.34%	6.36%	6.78%
U.S. Equity	BNY Mellon Stock Index Initial - Mellon Investments Corporation	0.26%	28.40%	18.17%	16.26%
Sector Equity	Davis Financial - Davis Selected Advisers (New York) Inc	0.70%	30.54%	10.86%	13.13%
Taxable Bond	DFA VIT Inflation-Protected Securities Institutional - Dimensional Fund Advisors Ltd; DFA Australia Limited	0.11%	5.58%	5.44%	—
U.S. Equity	DWS Core Equity VIP A	0.59%	25.30%	16.70%	16.17%
Taxable Bond	DWS High Income VIP A(1)	0.71%	4.00%	6.02%	6.16%
U.S. Equity	DWS Small Cap Index VIP A - Northern Trust Investments Inc(1)	0.39%	14.50%	11.69%	12.98%
Taxable Bond	Eaton Vance VT Floating-Rate Income Initial	1.18%	3.63%	3.19%	3.53%
Taxable Bond	Federated Hermes High Income Bond II P(1)	0.82%	4.85%	5.57%	6.34%
International Equity	Fidelity® VIP Emerging Markets Service 2 - FMR Investment Management (U.K.) Limited; Fidelity Management & Research (Japan) Limited; FIL Investments (Japan) Limited; Fil Investment Advisors; FIL Investment Advisors (UK) Ltd; Fidelity Management & Research (HK) Ltd	1.16%	-2.41%	14.71%	8.17%
U.S. Equity	Fidelity® VIP Index 500 Initial - Geode Capital Management, LLC	0.10%	28.58%	18.34%	16.44%
U.S. Equity	ClearBridge Variable Mid Cap I - ClearBridge Investments, LLC	0.85%	28.71%	14.26%	14.33%
U.S. Equity	ClearBridge Variable Small Cap Growth I - ClearBridge Investments, LLC	0.81%	12.61%	21.34%	17.14%
Allocation	Great-West Aggressive Profile Investor	1.15%	19.49%	12.77%	12.62%
U.S. Equity	Great-West Ariel Mid Cap Value Investor - Ariel Investments, LLC(1)	1.05%	26.13%	10.98%	13.08%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
Taxable Bond	Great-West Bond Index Investor(1)	0.50%	-2.39%	3.02%	2.42%
Allocation	Great-West Conservative Profile Investor(1)	0.78%	6.35%	5.95%	5.66%
Taxable Bond	Great-West Core Bond Investor(1)	0.70%	-1.55%	3.57%	3.01%
International Equity	Great-West Emerging Markets Equity Investor - UBS Asset Management (Americas) Inc; Lazard Asset Management LLC(1)	1.23%	-4.43%	—	—
Money Market	Great-West Government Money Market Investor(1)	0.46%	0.01%	0.77%	0.38%
Taxable Bond	Great-West Inflation-Protected Securities Investor - Goldman Sachs Asset Management, L.P.(1)	0.70%	4.76%	—	—
International Equity	Great-West International Index Investor - Irish Life Inv Managers Ltd	0.65%	10.75%	9.16%	7.54%
International Equity	Great-West International Value Investor - LSV Asset Management; Massachusetts Financial Services Company	1.06%	10.83%	9.65%	10.26%
U.S. Equity	Great-West Large Cap Growth Investor - Amundi Asset Management US, Inc.; JPMorgan Investment Management Inc.(1)	1.00%	20.84%	24.82%	18.92%
U.S. Equity	Great-West Large Cap Value Investor II - T. Rowe Price Associates, Inc.; Putnam Investment Management, LLC(1)	0.81%	26.15%	—	—
Allocation	Great-West Lifetime 2015 Investor(1)	0.80%	8.48%	8.05%	7.69%
Allocation	Great-West Lifetime 2020 Investor(1)	0.83%	9.17%	8.62%	—
Allocation	Great-West Lifetime 2025 Investor(1)	0.85%	10.16%	9.44%	9.32%
Allocation	Great-West Lifetime 2030 Investor(1)	0.87%	11.60%	10.32%	—
Allocation	Great-West Lifetime 2035 Investor(1)	0.89%	13.46%	11.36%	10.89%
Allocation	Great-West Lifetime 2040 Investor	0.92%	15.11%	12.04%	—
Allocation	Great-West Lifetime 2045 Investor	0.92%	16.02%	12.43%	11.40%
Allocation	Great-West Lifetime 2050 Investor	0.93%	16.15%	12.50%	—
Allocation	Great-West Lifetime 2055 Investor	0.92%	16.10%	12.46%	11.31%
Allocation	Great-West Lifetime 2060 Investor	0.94%	15.89%	—	—
U.S. Equity	Great-West Mid Cap Value Investor - Goldman Sachs Asset Management, L.P.(1)	1.15%	30.17%	9.91%	12.74%
Allocation	Great-West Moderate Profile Investor(1)	0.92%	11.98%	9.15%	8.79%
Allocation	Great-West Moderately Agg Portfolio Investor(1)	1.02%	14.25%	10.38%	10.09%
Allocation	Great-West Moderately Conservative Portfolio Investor(1)	0.83%	9.13%	7.49%	7.22%
Taxable Bond	Great-West Multi-Sector Bond Investor(1)	0.90%	0.89%	4.84%	5.51%
Sector Equity	Great-West Real Estate Index Investor - Irish Life Inv Managers Ltd(1)	0.70%	44.31%	8.90%	—
U.S. Equity	Great-West S&P Mid Cap 400® Index Investor - Irish Life Inv Managers Ltd(1)	0.55%	24.01%	12.48%	13.55%
U.S. Equity	Great-West S&P SmallCap 600® Index Investor - Irish Life Inv Managers Ltd	0.56%	25.95%	11.88%	13.92%
Taxable Bond	Great-West Short Duration Bond Investor(1)	0.60%	-0.03%	2.50%	2.19%
U.S. Equity	Great-West Small Cap Growth Investor(1)	1.19%	13.76%	18.50%	—
U.S. Equity	Great-West Small Cap Value Investor(1)	1.09%	30.67%	9.10%	11.90%
U.S. Equity	Great-West T. Rowe Price Mid Cap Growth Investor - T. Rowe Price Associates, Inc.	1.02%	14.83%	17.86%	16.22%
Taxable Bond	Great-West US Government Securities Investor(1)	0.60%	-2.15%	2.45%	2.08%
International Equity	Invesco V.I. EQV International Equity I (formerly, Invesco V.I International Growth I)	0.89%	5.89%	10.17%	8.09%
Sector Equity	Invesco V.I. Global Real Estate I - Invesco Asset Management Ltd	0.97%	25.71%	7.54%	8.11%
U.S. Equity	Invesco V.I. Main Street Small Cap I	0.84%	22.55%	13.73%	14.69%
Allocation	Janus Henderson VIT Balanced Institutional(1)	0.62%	17.20%	14.39%	11.81%

Asset Allocation Type	Portfolio Company - Investment Adviser; Sub-Adviser(s), as applicable	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 Year	5 Year	10 Year
U.S. Equity	Janus Henderson VIT Enterprise Institutional	0.72%	16.83%	19.13%	17.23%
Taxable Bond	Janus Henderson VIT Flexible Bond Institutional(1)	0.58%	-0.90%	4.24%	3.68%
U.S. Equity	Janus Henderson VIT Forty Institutional	0.76%	22.90%	25.58%	20.29%
Sector Equity	Janus Henderson VIT Global Technology & Innovation Institutional	0.75%	18.01%	30.62%	23.28%
U.S. Equity	JPMorgan Insurance Trust Small Cap Core 1	0.84%	21.38%	11.77%	14.01%
U.S. Equity	JPMorgan Insurance Trust US Equity 1	0.76%	29.34%	19.63%	17.47%
Taxable Bond	Lord Abbett Series Total Return VC	0.71%	-0.24%	3.61%	3.32%
U.S. Equity	MFS® VIT Growth Initial	0.71%	23.53%	24.87%	19.33%
International Equity	MFS® VIT II International Growth Initial(1)	0.88%	9.27%	14.22%	10.00%
U.S. Equity	MFS® VIT III Blended Rsrch Sm Cap Equity Initial	0.53%	29.64%	12.88%	14.31%
Sector Equity	MFS® VIT III Global Real Estate Initial(1)	0.92%	30.12%	12.99%	12.19%
U.S. Equity	MFS® VIT III Mid Cap Value Initial	0.79%	30.99%	12.42%	13.59%
U.S. Equity	MFS® VIT Mid Cap Growth Initial	0.80%	14.11%	22.66%	18.20%
U.S. Equity	MFS® VIT Research Initial(1)	0.78%	24.80%	17.94%	15.64%
Taxable Bond	MFS® VIT Total Return Bond Initial	0.53%	-0.81%	4.14%	3.65%
U.S. Equity	MFS® VIT Value Initial(1)	0.70%	25.45%	12.25%	13.42%
U.S. Equity	Neuberger Berman AMT Sustainable Equity I	0.89%	23.48%	15.72%	14.36%
Taxable Bond	PIMCO Global Bond Opportunities (Unhedged) Admin	0.93%	-7.52%	3.14%	1.02%
Commodities	PIMCO VIT CommodityRealReturn® Strategy Administrative(1)	0.93%	33.34%	5.72%	-1.86%
Taxable Bond	PIMCO VIT High Yield Admin	0.77%	3.63%	5.46%	6.07%
Taxable Bond	PIMCO VIT Low Duration Admin	0.65%	-0.93%	1.54%	1.59%
Taxable Bond	PIMCO VIT Real Return Admin	0.67%	5.59%	5.33%	3.05%
Taxable Bond	PIMCO VIT Total Return Admin	0.65%	-1.27%	3.94%	3.43%
International Equity	Putnam VT Focused International Equity IA - Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.81%	12.84%	12.29%	11.21%
Allocation	Putnam VT Global Asset Allocation IA - Putnam Advisory Company, LLC; Putnam Investments Limited	0.84%	14.25%	10.19%	10.14%
U.S. Equity	Putnam VT Growth Opportunities IA - Putnam Investments Limited	0.64%	23.00%	25.87%	20.16%
Taxable Bond	Putnam VT High Yield IA - Putnam Investments Limited	0.70%	5.20%	5.62%	6.33%
Taxable Bond	Putnam VT Income IB - Putnam Investments Limited	0.82%	-4.59%	3.61%	3.73%
International Equity	Putnam VT International Value IA - Putnam Investments Limited	0.87%	15.28%	8.38%	7.27%
U.S. Equity	Putnam VT Large Cap Value IA - Putnam Investments Limited	0.56%	27.62%	14.08%	14.40%
U.S. Equity	Putnam VT Research IA - Putnam Advisory Company, LLC; Putnam Investments Limited(1)	0.73%	24.44%	18.74%	16.68%
U.S. Equity	Putnam VT Small Cap Value IA - Putnam Investments Limited	1.04%	40.37%	9.59%	12.73%
U.S. Equity	Putnam VT Sustainable Future IA - Putnam Investments Limited	0.74%	6.33%	17.53%	16.21%
U.S. Equity	T. Rowe Price Blue Chip Growth Portfolio II(1)	1.00%	17.33%	22.96%	18.93%
Taxable Bond	Vanguard VIF Global Bond Index	0.13%	-1.84%	—	—
Taxable Bond	Vanguard VIF Total Bond Market Index	0.14%	-1.72%	3.50%	2.77%
U.S. Equity	Victory RS Small Cap Growth Equity VIP Service I(1)	0.88%	-10.43%	16.82%	15.54%

(1)
These Funds and their investment advisers have entered into contractual fee waivers or expense reimbursement arrangements. These temporary fee reductions are reflected in their annual expenses. Those contractual arrangements are designed to reduce total annual Fund operating expenses for Contract Owners and will continue past the current year.
More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.protective.com/eprospectus.

This Updating Summary Prospectus incorporates by reference the Protective Executive Benefits Registered VUL NY Policy’s Prospectus and Statement of Additional Information (SAI), both dated May 1, 2022, as amended or supplemented. The SAI may be obtained, free of charge, in the same manner as the Prospectus.
EDGAR Contract Identifier: C000229537